Taxes (Details 6) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Recognized deferred tax assets	$ 1,015	$ 922
Recognized deferred tax liabilites	6,354
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Recognized deferred tax assets	157
Recognized deferred tax liabilites	(1,384)
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Recognized deferred tax assets	53
Recognized deferred tax liabilites	(804)
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Recognized deferred tax assets	73
Recognized deferred tax liabilites	127
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Recognized deferred tax assets	83
Recognized deferred tax liabilites	811
Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Recognized deferred tax assets	76
Recognized deferred tax liabilites	1,203
Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Recognized deferred tax assets	573
Recognized deferred tax liabilites	$ 6,401